Summary of Significant Accounting Policies - Property, Plant, Equipment and Seismic Rental Equipment Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Impairment charges recognized	$ 36,553	$ 0	$ 0
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	7 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	25 years
Seismic rental equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	3 years
Seismic rental equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	5 years
Leased equipment and other | Minimum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	3 years
Leased equipment and other | Maximum
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	10 years